Supplemental Cash Flow Information - Details of Changes in Working Capital and Other Items (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Changes In Working Capital And Other Items [Abstract]
Amount related to employee benefit plans	$ (6)	$ (7)	$ (14)	$ (15)